Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Other investments	$ 150	$ 137
Assets, total fair value	503	256
Liabilities
Liabilities, total fair value	(198)	(49)
Energy contracts subject to regulatory deferral
Assets
Assets	304	78
Liabilities
Liabilities	(164)	(46)
Energy contracts not subject to regulatory deferral
Assets
Assets	49	16
Liabilities
Liabilities	(8)	(3)
Foreign exchange contracts, total return and interest rate swaps
Assets
Assets		25
Liabilities
Liabilities	(26)
Level 1
Assets
Other investments	150	137
Assets, total fair value	150	160
Liabilities
Liabilities, total fair value	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Foreign exchange contracts, total return and interest rate swaps
Assets
Assets		23
Liabilities
Liabilities	0
Level 2
Assets
Other investments	0	0
Assets, total fair value	353	96
Liabilities
Liabilities, total fair value	(198)	(49)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	304	78
Liabilities
Liabilities	(164)	(46)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	49	16
Liabilities
Liabilities	(8)	(3)
Level 2 | Foreign exchange contracts, total return and interest rate swaps
Assets
Assets		2
Liabilities
Liabilities	(26)
Level 3
Assets
Other investments	0	0
Assets, total fair value	0	0
Liabilities
Liabilities, total fair value	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Foreign exchange contracts, total return and interest rate swaps
Assets
Assets		$ 0
Liabilities
Liabilities	$ 0